Shareholders Equity - Additional Information (Detail) R$ / shares in Units, R$ in Thousands					12 Months Ended
	May 06, 2021	Apr. 30, 2021	Mar. 26, 2021 shares	Feb. 02, 2021 BRL (R$) shares	Dec. 31, 2021 BRL (R$) R$ / shares shares	Dec. 31, 2020 BRL (R$)
Disclosure of classes of share capital [line items]
Stock Split, Conversion Ratio	0.25	0.25
Dividend as a percetage of net income					25.00%
Fully paid in issued capital					R$ 6,365,853	R$ 5,727,478
Amount of shares authorized					R$ 7,000,000
Common shares [member]
Disclosure of classes of share capital [line items]
Treasury shares | shares					5,440,772
Market value per share | R$ / shares					R$ 2,169
Shares cancelled | shares				10,000,000
Shares repurchased | shares			68,000,000		60,000
Number of shares issued to employees for share-based compensation plans | shares					1,393,156
Number of shares sold or issued for other than share-based compensation plans | shares					363,263
Cancellation of treasury shares				R$ 496,916
Stock Split, Conversion Ratio	0.25	0.25
Shares repurchased amount					R$ 4,778
Amount of shares issued to members of share-based criteria plans					4,603
Amount of cash received from executives					8,428
Gain generated from cash received from executives					R$ 3,825
Share repurchase percentage			5.89%
Number of nominative common shares | shares					1,874,070,932
Legal reserve
Disclosure of classes of share capital [line items]
Percentage of reserve allocation from net income					5.00%
Threshold percentage limit of capital for legal reserve to be maintained					20.00%